Shareholders' equity (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Nov. 25, 2020 $ / shares shares	Jan. 31, 2021 USD ($) shares	Dec. 31, 2022 CNY (¥) Vote shares	Dec. 31, 2022 USD ($) Vote shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 CNY (¥) shares	Dec. 08, 2021 USD ($)	Jan. 11, 2021 $ / shares	Sep. 25, 2020 $ / shares shares	Jan. 02, 2018 $ / shares shares
Shareholders' equity
Ordinary shares, shares issued	143,681,557		1,570,790,570			1,570,790,570		1,570,790,570			2	1
Ordinary share, par value | $ / shares	$ 0.0001					$ 0.00001	$ 0.00001			$ 0.00001	$ 0.0001	$ 0.0001
Ordinary share par or stated value before shares split | $ / shares						$ 0.0001
Conversion ratio of Class B ordinary shares to Class A ordinary share			1	1
Number of shares issued	143,681,555
Proceeds from issuance of ordinary share upon IPO, net of issuance costs		$ 1,553,000			¥ 10,042,422
Authorized amount per share repurchase program | $									$ 500,000
Share repurchase (in shares)			42,400,000	42,400,000
Share repurchase | ¥			¥ 500,370		¥ 127,516
Minimum percentage of general reserve fund			10.00%	10.00%
Maximum percentage of general reserve fund			50.00%	50.00%
Net assets restricted			¥ 73,571			$ 10,667		¥ 51,149
Class A ordinary shares
Shareholders' equity
Ordinary shares, shares issued			1,262,075,580			1,262,075,580
Number of votes entitled for each share | Vote			1	1
Class A ordinary shares | IPO
Shareholders' equity
Number of shares issued		133,975,000
Class B ordinary shares
Shareholders' equity
Ordinary shares, shares issued			308,714,990			308,714,990
Number of votes entitled for each share | Vote			10	10
Converted ordinary shares issued			309,456,800			309,456,800
ADS
Shareholders' equity
Share repurchase (in shares)			42,400,000	42,400,000
Share repurchase | $				$ 96,900
ADS | IPO
Shareholders' equity
Number of shares issued		133,975,000